Initial Class Prospectus | Van Eck VIP Unconstrained Emerging Markets Bond Fund | Initial Class
Van Eck VIP Unconstrained Emerging Markets Bond Fund
INVESTMENT OBJECTIVE
The Van Eck VIP Unconstrained Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class
Management Fees		1.00%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.18%
Fees/Expenses Waived or Reimbursed	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.10% of the Fund's average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class	112	367	641	1,425

Held
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class	112	367	641	1,425

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s turnover rate is expected to be significantly higher going forward due to changes to the Fund’s principal investment strategies implemented on May 1, 2013.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi- government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in debt issued in emerging market and developed market currencies by governments and government- owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The Fund may also invest in emerging market currencies. The Fund may use derivative instruments denominated in any currency, such as currency forwards, to gain or hedge exposure and may also enter into swap contracts. The notional value of a cash-settled forward currency contract or similar derivative instrument on an emerging market currency will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. The Fund may also invest in credit-linked notes.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

While the Fund may purchase securities of any maturity or duration, under normal conditions, the Adviser expects the portfolio’s average duration to range between two and ten years.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by emerging markets governments and spans over 15 countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Furthermore, the Fund implemented changes to its principal investment strategies on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than that shown below.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

INITIAL CLASS: Annual Total Returns (%) as of 12/311

[1] On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund’s broad-based benchmark index. The Fund changed indexes due to changes to the Fund’s principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.

Best Quarter:	+8.36	3Q ’10
Worst Quarter:	-3.89	3Q ’08

Average Annual Total Returns as of 12/31/12
Average Annual Returns Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund	1 Year	5 Years	10 Years	Inception Date
Initial Class	5.55%	5.88%	6.88%	Sep. 01, 1989
Initial Class J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (reflects no deduction for expenses or taxes)	16.76%	8.93%	12.29%
Initial Class S&P® Citigroup World Government Bond Index (reflects no deduction for expenses or taxes)	1.65%	5.27%	6.04%